Stockholder Notes (Detail Textuals) - USD ($)	1 Months Ended			12 Months Ended
	Dec. 31, 2014	Oct. 31, 2014	Jun. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Short-term Debt [Line Items]
Notes Issued					$ 4,410,250
Repurchase of restricted stock in exchange for notes payable					(1,097,750)
Interest expense related to the stockholder notes				$ 1,869,113	541,914
Series A repurchase notes
Short-term Debt [Line Items]
Notes interest rate			4.00%
Increase in interest rate			6.00%
Principal payments of notes				2,050,000
Series A repurchase notes | Investors
Short-term Debt [Line Items]
Notes Issued			$ 3,364,534
Notes offset against advances				100,000
Series A repurchase notes | CEO
Short-term Debt [Line Items]
Notes offset against advances				$ 64,000	350,000
Parilis Series A repurchase notes | Investors
Short-term Debt [Line Items]
Notes Issued		$ 2,761,818
Notes interest rate				4.00%
Principal payments of notes				$ 486,000
Number of unit repurchase		1,215
Preferred stock price per units		$ 2,000
Cumulative unpaid dividends		$ 331,818
Restricted stock repurchase notes
Short-term Debt [Line Items]
Repurchase of restricted stock in exchange for notes payable			$ 1,097,750
Restricted stock repurchase notes | Minimum
Short-term Debt [Line Items]
Notes interest rate			0.00%
Restricted stock repurchase notes | Maximum
Short-term Debt [Line Items]
Notes interest rate			4.00%
Common stock repurchase note
Short-term Debt [Line Items]
Notes interest rate	12.00%	12.00%
Principal payments of notes			$ 500,000
Repurchase of restricted stock in exchange for notes payable	$ 2,000,000	$ 2,000,000	$ 3,312,500
Repurchase of restricted stock in exchange for notes payable (in shares)			960,144
Conversion price	$ 20.70	$ 20.70
Working capital notes
Short-term Debt [Line Items]
Principal payments of notes				3,352,658	2,625,000
Amount borrowed				$ 6,880,252	$ 6,000,000
Weighted-average interest rate				14.50%
Note collateralized by common shares				$ 300,000
Working capital notes | Minimum
Short-term Debt [Line Items]
Notes interest rate				0.00%
Working capital notes | Maximum
Short-term Debt [Line Items]
Notes interest rate				24.00%